VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY	12 Months Ended
Dec. 31, 2017
Vessels, Deferred Drydock and Other Property [Abstract]
Vessels, Deferred Drydock and Other Property

NOTE 5 — VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY:

Vessels and other property, excluding vessel held for sale, consist of the following:

As of	2017	2016
Vessels, at cost	$1,404,360	$1,478,940
Accumulated depreciation	(302,087)	(381,449)
Vessels, net	1,102,273	1,097,491

Other property, at cost	7,377	8,680
Accumulated depreciation and amortization	(4,923)	(6,121)
Other property, net	2,454	2,559

Total Vessels and other property	$1,104,727	$1,100,050

All except one of the Company’s vessels are pledged as collateral under the INSW Facilities (see Note 8, “Debt”). The aggregate carrying value of the 42 vessels pledged as collateral under the INSW Facilities at December 31, 2017, including a 2002-built MR which was held for sale as of December 31, 2017, was $1,102,844. A breakdown of the carrying value of the Company’s vessels by reportable segment and fleet as of December 31, 2017 and 2016 follows:

As of December 31, 2017
			Net		Average	Number of
		Accumulated	Carrying		Vessel Age	Owned
	Cost	Depreciation	Value		(by dwt)	Vessels

Crude Tankers
VLCC (includes ULCC)	$663,880	$(209,966)	$453,914		12.5	10
Suezmax	117,259	(1,821)	115,438		0.4	2
Aframax	167,146	(21,064)	146,082		12.6	7
Panamax	61,120	(538)	60,582		15.3	8
Total Crude Tankers	1,009,405	(233,389)	776,016	(1)	12.1	27

Product Carriers
LR2	73,681	(9,305)	64,376		3.4	1
LR1	106,176	(13,122)	93,054		9.0	4
MR	215,098	(46,271)	168,827		11.5	10
Total Product Carriers	394,955	(68,698)	326,257	(2)	9.6	15

Fleet Total	$1,404,360	$(302,087)	$1,102,273		11.7	42

(1)

Includes seven VLCCs, two Suezmaxes, and three Aframaxes with an aggregate carrying value of $581,461, which the Company believes exceeds their aggregate market values (estimated by taking an average of two third party vessel appraisals) of approximately $459,000 by $122,461.

(2)

Includes one LR2, four LR1s and four MRs with an aggregate carrying value of $281,383, which the Company believes exceeds their aggregate market values (estimated by taking an average of two third party vessel appraisals) of approximately $209,375, by $72,008.

As of December 31, 2016
			Net	Average	Number of
		Accumulated	Carrying	Vessel Age	Owned
	Cost	Depreciation	Value	(by dwt)	Vessels

Crude Tankers
VLCC (includes ULCC)	$681,891	$(235,159)	$446,732	12.1	9
Aframax	247,863	(66,943)	180,920	11.6	7
Panamax	121,810	(18,506)	103,304	14.3	8
Total Crude Tankers	1,051,564	(320,608)	730,956	12.3	24

Product Carriers
LR2	73,681	(6,601)	67,080	2.4	1
LR1	106,176	(8,474)	97,702	8.1	4
MR	247,519	(45,766)	201,753	11.2	13
Total Product Carriers	427,376	(60,841)	366,535	9.3	18

Fleet Total	$1,478,940	$(381,449)	$1,097,491	11.7	42

Vessel activity for the three years ended December 31, 2017 is summarized as follows:

		Accumulated	Net Book
	Vessel Cost	Depreciation	Value
Balance at January 1, 2015	$1,648,115	(341,575)	$1,306,540
Purchases and vessel additions	1,531	-
Disposals	(6,755)	1,003
Depreciation	-	(64,385)
Balance at December 31, 2015	1,642,891	(404,957)	1,237,934
Purchases and vessel additions	2,127	-
Disposals	-	(63,328)
Depreciation	(166,078)	86,836
Balance at December 31, 2016	1,478,940	(381,449)	1,097,491
Purchases and vessel additions	174,108	-
Disposals and transfer to held for sale	(23,266)	2,232
Depreciation	-	(59,883)
Impairment	(225,422)	137,013
Balance at December 31, 2017	$1,404,360	$(302,087)	$1,102,273

The total of purchases and vessel additions will differ from expenditures for vessels as shown in the consolidated statements of cash flows because of the timing of when payments were made.

Vessel Impairments

The Company gave consideration as to whether events or changes in circumstances had occurred since December 31, 2016 that could indicate that the carrying amounts of the vessels in the Company’s fleet may not be recoverable as of December 31, 2017. Factors considered included declines in valuations during 2017 for vessels of certain sizes and ages, any negative changes in forecasted near term charter rates, and an increase in the likelihood that the Company will sell certain of its vessels before the end of their estimated useful lives in conjunction with the Company’s fleet renewal program. The Company concluded that the above indicators constituted impairment trigger events for eighteen vessels (one ULCC, one VLCC, six Aframaxes, eight Panamaxes and two LR1s) as of December 31, 2017 and three vessels (one Panamax and two MRs) as of September 30, 2017.

In developing estimates of undiscounted future cash flows for performing Step 1 of the impairment tests, the Company utilized weighted probabilities assigned to possible outcomes for the vessels that the Company was considering to sell or recycle before the end of their respective useful lives in conjunction with the Company’s fleet renewal program. The Company made assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, drydocking requirements, residual value and the estimated remaining useful lives of the vessels. These assumptions are based on historical trends as well as future expectations. The estimated daily time charter equivalent rates used for unfixed days were based on a combination of (i) internally forecasted rates that are consistent with forecasts provided to the Company’s senior management and Board of Directors, and (ii) the trailing 12-year historical average rates, based on monthly average rates published by a third party maritime research service. The internally forecasted rates were based on management’s evaluation of current economic data and trends in the shipping and oil and gas industries. Management used the published 12-year historical average rates in its assumptions because it is management’s belief that the 12-year period captures an even distribution of strong and weak charter rate periods, which results in the use of an average mid-cycle rate that is in line with management’s forecast of a return to mid-cycle charter rate levels in the medium term. Recognizing that the transportation of crude oil and petroleum products is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes the use of estimates based on the combination of internally forecasted rates and 12-year historical average rates calculated as of the reporting date to be reasonable.

Estimated outflows for operating expenses and drydocking requirements are based on historical and budgeted costs and are adjusted for assumed inflation. Utilization is based on historical levels achieved, and estimates of a residual value for recyclings are based upon published 12-year historical data or the pattern of scrap rates used in management’s evaluation of salvage value for purposes of recording depreciation.

In estimating the fair value of the vessels for the purposes of Step 2 of the impairment tests, the Company considered the market and income approaches by using a combination of third party appraisals, current recycling market data, and discounted cash flow models prepared by the Company. In preparing the discounted cash flow models, the Company used a methodology consistent with that described above, and discounted the cash flows using its current estimate of INSW’s weighted average cost of capital. Based on the tests performed, impairment charges totaling $81,062 and $7,346 were recorded on twelve vessels (one ULCC, one VLCC, four Aframaxes and six Panamaxes) at December 31, 2017 and three vessels (one Panamax and two MRs) as of September 30, 2017, respectively to write-down their carrying values to their estimated fair values.

The Company monitored the industry wide decline in vessel valuations during 2016 and specifically from June 30, 2016 to September 30, 2016, and September 30, 2016 to December 31, 2016, as well as the decline in forecasted near term charter rates, and concluded that the declines in vessel valuations and in forecasted near term charter rates constituted impairment trigger events for 28 vessels as of September 30, 2016 and 24 vessels as of December 31, 2016. In developing estimates of undiscounted future cash flows for performing Step 1 of the impairment tests, the Company utilized the methodology described above.

In estimating the fair value of the vessels for the purposes of Step 2 of the September 30, 2016 impairment tests, the Company developed fair value estimates that utilized a market approach which considered an average of two vessel appraisals. Based on the tests performed, impairment charges totaling $49,640 were recorded on two LR1s, an Aframax and a Panamax to write-down their carrying values to their estimated fair values at September 30, 2016. In estimating the fair values of the vessels for the purposes of Step 2 of the December 31, 2016 impairment tests, the Company considered the market and income approaches by using a combination of third party appraisals and discounted cash flow models prepared by the Company. In preparing the discounted cash flow models, the Company used a methodology consistent with that described above, and discounted the cash flows using its current estimate of INSW’s weighted average cost of capital. Based on the tests performed, impairment charges aggregating $29,602 were recorded on one Panamax and seven MRs to write-down their carrying values to their estimated fair values at December 31, 2016.

During its evaluations as to whether or not events or circumstances existing during 2015 resulted in a triggering event for impairment testing of its fleet, Management gave consideration to average TCE rates earned by its vessels versus INSW’s 2015 budget, near term rate forecasts, significant changes in third party valuation appraisals of vessels, and plans or intentions that materially affect how the international fleet would be used in the next 12 months (including disposals). Management concluded there was no triggering event for impairment testing.

Management also gave consideration as to whether events or changes in circumstances had occurred since December 2014 that could indicate that the carrying amounts of the vessels in its fleet may not be recoverable as of December 31, 2015. INSW concluded that no such events or changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 2014 impairment tests of its fleet.

Vessel Acquisitions and Deliveries

During 2017, the Company acquired two 2017-built Suezmax tankers for an aggregate price of $116,000, which were delivered in July 2017, and one 2010-built VLCC tanker for a price of $53,000, which was delivered in November 2017.

In December 2017, the Company entered into a binding Letter of Intent (“LOI”) for the acquisition of six VLCC tankers including one 2015-built and five 2016-built for a price of $434,000. The transaction is expected to close in the second quarter of 2018. The Company’s obligation to consummate the transaction is subject to a number of conditions. Either party is permitted to terminate the LOI on or after March 31, 2018 if the parties have not entered into a definitive stock purchase agreement by such date and the party terminating the LOI is not otherwise in breach thereof.

Vessel Sales

During 2017, the Company recognized an aggregate gain on disposal of vessels of $1,594 relating to the sale of a 2001-built MR and a 2004-built MR. During the last quarter of 2017, the Company entered into memorandums of agreement for the sale of a 2002-built MR and a 2004-built MR, which were delivered to buyers during the first quarter of 2018. The 2002-built MR had been classified as vessel held for sale as of December 31, 2017. The Company recognized gains on such sales in 2018.

There were no vessels sold during the year ended December 31, 2016. During the year ended December 31, 2015, the Company sold a 1998-built MR and recognized a gain on sale of $3,236.

Drydocking activity for the three years ended December 31, 2017 is summarized as follows:

	2017	2016	2015
Balance at January 1	$30,557	$37,075	$29,325
Additions	19,205	8,822	22,981
Sub-total	49,762	45,897	52,306
Drydock amortization	(18,367)	(15,340)	(15,231)
Amount charged to loss/gain on sale of vessels	(867)	-	-
Balance at December 31	$30,528	$30,557	$37,075